ING LOGO AMERICAS US Legal Services Michael A. Pignatella Counsel (860) 580-2831 Fax: (860) 580-4934 Michael.Pignatella@us.ing.com

May 3, 2010

Securities and Exchange Commission 100 F Street, NE Washington, DC 20549 Attention: Filing Desk Re: ReliaStar Life Insurance Company and its Separate Account N

Prospectus Title: ING Advantage Century Plus SM Variable Annuity File Nos.: 333-100208 and 811-09002 Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “33 Act”), this is to certify that the
Contract Prospectus and the Statement of Additional Information contained in Post-Effective
Amendment No. 20 to the Registration Statement on Form N-4 (“Amendment No. 20”) for
Separate Account N of ReliaStar Life Insurance Company (the “Registrant”) that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 20 which was declared effective on April 30, 2010. The text of Amendment
No. 20 was filed electronically on April 19, 2010.

If you have any questions regarding this submission, please call the undersigned at 860-580-2831.

Sincerely,

/s/ Michael A. Pignatella Michael A. Pignatella

Windsor Site	ING North America Insurance Corporation
One Orange Way, C1S
Windsor, CT 06095-4774